UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lepercq de Neuflize Asset Management LLC

Address:  1675 Broadway
          New York, NY  10019

13F File Number: 28-05525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700

Signature, Place and Date of Signing:


/s/ Peter Hartnedy             New York, New York           February 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature] [City, State] [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      40

Form 13F Information Table Value Total: $59,139
                                        (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE


                                                                                                                 Voting Authority
                                                            Value     Shares/   Sh/  Put/  Invstmt    Other     -------------------
Name of Issuer                  Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn    Managers  Sole   Shared   None
------------------------------  --------------  ---------  --------   --------  ---  ----  -------    --------  ----   ------   ----
Alcoa Inc.                      COM             013817101  2722      119500     SH         Sole       None                    119500
Allstate Corp                   COM             020002101  2256       61000     SH         Sole       None                     61000
American Int'l Group            COM             026874107  1932       33391     SH         Sole       None                     33391
Autodesk Inc.                   COM             052769106   965       67500     SH         Sole       None                     67500
Bank of New York                COM             064057102  1161       48450     SH         Sole       None                     48450
BankAmerica Corp.               COM             060505104  1391       20000     SH         Sole       None                     20000
Boeing Company                  COM             097023105  2293       69500     SH         Sole       None                     69500
Bristol Myers Squibb Co.        COM             110122108  1140       49250     SH         Sole       None                     49250
Cisco Systems Inc.              COM             17275R102   212       16150     SH         Sole       None                     16150
Core Laboratories               COM             N22717107   632       55675     SH         Sole       None                     55675
Duke Energy Corp                COM             264399106   950       48600     SH         Sole       None                     48600
E I Du Pont De Nemours & Co.    COM             263534109   636       15000     SH         Sole       None                     15000
EMC Corp.                       COM             268648102  2357      383900     SH         Sole       None                    383900
FPL Group Inc                   COM             302571104  3127       52000     SH         Sole       None                     52000
Federal Signal Corp.            COM             313855108   437       22500     SH         Sole       None                     22500
Flowserve Corp.                 COM             34354P105   876       59200     SH         Sole       None                     59200
Humana Inc                      COM             444859102  1046      104600     SH         Sole       None                    104600
IPC Holdings, Ltd.              COM             G4933P101   946       30000     SH         Sole       None                     30000
Interpublic Group of Cos. Inc.  COM             460690100  2047      145400     SH         Sole       None                    145400
Johnson & Johnson               COM             478160104  1740       32400     SH         Sole       None                     32400
Kennametal, Inc.                COM             489170100  1396       40500     SH         Sole       None                     40500
Lucent Technologies Inc         COM             549463107    19       15000     SH         Sole       None                     15000
Mattel Inc.                     COM             577081102   996       52000     SH         Sole       None                     52000
Merck & Co.                     COM             589331107  1887       33325     SH         Sole       None                     33325
Murphy Oil Corp.                COM             626717102  3779       88200     SH         Sole       None                     88200
Nabors Industries Ltd.          COM             629568106   229        6500     SH         Sole       None                      6500
Newmont Mining Corp.            COM             651639106  2456       84600     SH         Sole       None                     84600
Ocean Energy Inc.               COM             67481E106  2898      145100     SH         Sole       None                    145100
Olin Corp                       COM             680665205  2288      147150     SH         Sole       None                    147150
Phelps Dodge                    COM             717265102  2019       63800     SH         Sole       None                     63800
Schering-Plough Corp.           COM             806605101  1112       50100     SH         Sole       None                     50100
Schlumberger Ltd.               COM             806857108   635       15075     SH         Sole       None                     15075
Steelcase Inc.                  COM             858155203   828       75550     SH         Sole       None                     75550
Symbol Technologies Inc.        COM             871508107   943      114700     SH         Sole       None                    114700
Systems & Computer Technology   COM             871873105  1405      163400     SH         Sole       None                    163400
Tellabs Inc.                    COM             879664100  1733      238400     SH         Sole       None                    238400
Temple-Inland Inc.              COM             879868107  1739       38800     SH         Sole       None                     38800
Unitrin, Inc.                   COM             913275103   351       12000     SH         Sole       None                     12000
Varco International Inc.        COM             922122106   435       25000     SH         Sole       None                     25000
Viacom Inc - Cl B               COM             925524308  3125       76675     SH         Sole       None                     76675

03034.0001 #384613